Federated Hermes MDT Balanced Fund
Portfolio of Investments
October 31, 2022 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—49.9%
		Communication Services—3.0%
5,324	[1]	Alphabet, Inc., Class A	$ 503,171
83,798	[1]	Altice USA, Inc.	553,905
21,112	[1]	Cars.com, Inc.	293,035
4,027		Comcast Corp., Class A	127,817
6,754		Lumen Technologies, Inc.	49,709
21,701	[1]	Meta Platforms, Inc.	2,021,665
1,905	[1]	Netflix, Inc.	556,031
14,200	[1]	Spotify Technology SA	1,144,236
3,690		Walt Disney Co.	393,133
		TOTAL	5,642,702
		Consumer Discretionary—5.5%
1,947	[1]	1-800-FLOWERS.COM, Inc.	14,194
7,491		American Eagle Outfitters, Inc.	85,098
171	[1]	AutoZone, Inc.	433,123
23,510	[1]	Bright Horizons Family Solutions, Inc.	1,535,673
25,609	[1]	Chegg, Inc.	552,386
17,851		eBay, Inc.	711,184
20,495	[1]	Expedia Group, Inc.	1,915,668
22,641		Ford Motor Co.	302,710
67,493		Gap (The), Inc.	760,646
340		Garmin Ltd.	29,934
15,297	[1]	Goodyear Tire & Rubber Co.	194,272
3,815	[1,2]	Groupon, Inc.	28,117
34,945		Macy’s, Inc.	728,603
1,047	[1]	Mohawk Industries, Inc.	99,203
2,780		Nike, Inc., Class B	257,650
4,619		Nordstrom, Inc.	93,950
15,600		PVH Corp.	800,592
182	[1]	Ulta Beauty, Inc.	76,325
12,680	[1]	Under Armour, Inc., Class A	94,466
53,069		V.F. Corp.	1,499,199
5,036	[1]	YETI Holdings, Inc.	161,555
		TOTAL	10,374,548
		Consumer Staples—3.0%
11,638		Albertsons Cos., Inc.	238,695
271		Coca-Cola Bottling Co.	131,980
663		Costco Wholesale Corp.	332,494
20,502	[1]	Hain Celestial Group, Inc.	383,592
8,289		Hershey Foods Corp.	1,979,165
24,606		Kroger Co.	1,163,618
694		Lamb Weston Holdings, Inc.	59,837
6,270		PepsiCo, Inc.	1,138,507
273	[1]	The Boston Beer Co., Inc., Class A	101,908
		TOTAL	5,529,796

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Energy—3.0%
465		Cheniere Energy, Inc.	$ 82,031
2,390		Chevron Corp.	432,351
1,616		ConocoPhillips	203,761
591		Diamondback Energy, Inc.	92,852
6,324		Exxon Mobil Corp.	700,762
21,158		Marathon Oil Corp.	644,261
17,142		Marathon Petroleum Corp.	1,947,674
9,885		Occidental Petroleum Corp.	717,651
598		PBF Energy, Inc.	26,461
306		Phillips 66	31,913
8,933		Targa Resources, Inc.	610,749
1,421		Valero Energy Corp.	178,407
		TOTAL	5,668,873
		Financials—6.3%
19,745		Bank of New York Mellon Corp.	831,462
18,942		Berkley, W. R. Corp.	1,408,906
2,935		Bread Financial Holdings, Inc.	105,983
3,891		Carlyle Group LP/The	110,037
1,206		Cboe Global Markets, Inc.	150,147
2,089		Chubb Ltd.	448,905
2,588		First Republic Bank	310,819
9,581	[1]	Green Dot Corp.	182,326
15,952		Huntington Bancshares, Inc.	242,151
9,463		Interactive Brokers Group, Inc., Class A	758,459
1,061	[1]	LendingTree, Inc.	26,769
4,130		MarketAxess Holdings, Inc.	1,007,885
12,597		NASDAQ, Inc.	784,037
11,430		Northern Trust Corp.	964,121
1,477	[1]	PROG Holdings, Inc.	24,400
813		Progressive Corp., OH	104,389
16,500		Rithm Capital Corp.	139,095
683		State Street Corp.	50,542
2,807		SVB Financial Group	648,305
6,228		T. Rowe Price Group, Inc.	661,165
439		The Hartford Financial Services Group, Inc.	31,788
9,663		The Travelers Cos., Inc.	1,782,437
337	[1]	Triumph Bancorp, Inc.	17,356
33,023		Virtu Financial, Inc.	739,055
5,580		Zions Bancorporation, N.A.	289,825
		TOTAL	11,820,364
		Health Care—7.7%
2,938		AbbVie, Inc.	430,123
2,247	[1]	Agios Pharmaceuticals, Inc.	61,882
9,253	[1]	Align Technology, Inc.	1,797,858
3,826		Amgen, Inc.	1,034,359
7,913	[1]	AnaptysBio, Inc.	228,290
1,554	[1]	Biogen, Inc.	440,466
8,706		Bristol-Myers Squibb Co.	674,454
2,567	[1]	Centene Corp.	218,529
252	[1]	Charles River Laboratories International, Inc.	53,487

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
308		CIGNA Corp.	$ 99,502
15,524	[1]	Community Health Systems, Inc.	44,554
5,679		CVS Health Corp.	537,801
3,781		Dentsply Sirona, Inc.	116,530
51,357	[1]	Elanco Animal Health, Inc.	677,399
160		Elevance Health, Inc.	87,483
3,103		Eli Lilly & Co.	1,123,565
1,242	[1]	Emergent BioSolutions, Inc.	25,908
13,008	[1]	Enovis Corp.	643,246
11,951		Gilead Sciences, Inc.	937,675
258		Humana, Inc.	143,985
1,078		McKesson Corp.	419,741
10,675		Merck & Co., Inc.	1,080,310
174	[1]	Molina Healthcare, Inc.	62,442
7,854	[1]	Myriad Genetics, Inc.	162,892
17,237	[1]	Nevro Corp.	660,867
2,990	[1]	Omnicell, Inc.	231,187
9,915		Pfizer, Inc.	461,543
91	[1]	Regeneron Pharmaceuticals, Inc.	68,136
3,418		Teleflex, Inc.	733,366
256	[1]	United Therapeutics Corp.	59,016
951		UnitedHealth Group, Inc.	527,948
1,505	[1]	Vertex Pharmaceuticals, Inc.	469,560
		TOTAL	14,314,104
		Industrials—3.9%
234		3M Co.	29,435
1,710		AGCO Corp.	212,331
1,315	[1]	Alaska Air Group, Inc.	58,465
5,115		Allegion PLC	535,899
7,124	[1]	CIRCOR International, Inc.	147,253
171		Equifax, Inc.	28,991
3,539		Expeditors International Washington, Inc.	346,291
8,282	[1]	Generac Holdings, Inc.	959,967
898		General Electric Co.	69,873
2,507	[1]	KAR Auction Services, Inc.	36,427
2,523		Lennox International, Inc.	589,297
1,342		Manpower, Inc.	105,132
19,230		Pentair PLC	825,928
10,000		Pitney Bowes, Inc.	31,100
6,604		Robert Half International, Inc.	504,942
4,737		Ryder System, Inc.	381,376
1,398	[1]	SkyWest, Inc.	24,717
7,730	[1]	SPX Corp.	508,943
1,034		Trane Technologies PLC	165,057
6,116	[1]	Trex Co., Inc.	294,118
1,458	[1]	TriNet Group, Inc.	94,741
3,954		Waste Management, Inc.	626,195
3,385	[1]	Willscot Corp.	143,964
11,425	[1]	XPO Logistics, Inc.	591,130
		TOTAL	7,311,572

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—11.8%
5,352	[1]	Adobe, Inc.	$ 1,704,612
19,662		Apple, Inc.	3,014,971
5,553	[1]	Arista Networks, Inc.	671,136
1,560		Automatic Data Processing, Inc.	377,052
2,290	[1]	Box, Inc.	66,524
3,677	[1]	Cerence, Inc.	63,244
4,701	[1]	Cirrus Logic, Inc.	315,531
2,925		Cognex Corp.	135,223
2,931	[1]	Commvault Systems, Inc.	178,469
22,873		Dell Technologies, Inc.	878,323
8,038	[1]	DocuSign, Inc.	388,235
14,042	[1]	DXC Technology Co.	403,707
14,151		Hewlett Packard Enterprise Co.	201,935
14,878	[1]	IPG Photonics Corp.	1,274,449
1,416	[1]	LiveRamp Holdings, Inc.	25,998
7,704		Microsoft Corp.	1,788,329
10,377		Paychex, Inc.	1,227,703
27,634	[1]	PayPal Holdings, Inc.	2,309,650
18,478		Pegasystems, Inc.	687,566
30,666	[1]	Pure Storage, Inc.	946,353
12,035	[1]	Qorvo, Inc.	1,035,973
42,024	[1]	Semtech Corp.	1,163,645
9,366		Skyworks Solutions, Inc.	805,570
1,376		Universal Display Corp.	131,023
8,203		Vishay Intertechnology, Inc.	171,525
31,056		Western Union Co.	419,567
9,197		Xerox Holdings Corp.	134,552
18,894	[1]	Zoom Video Communications, Inc.	1,576,515
		TOTAL	22,097,380
		Materials—1.3%
5,540		Alcoa Corp.	216,226
7,915	[1]	Berry Global Group, Inc.	374,538
2,647		CF Industries Holdings, Inc.	281,270
7,013		Mosaic Co./The	376,949
10,836		Newmont Corp.	458,580
2,725		Nucor Corp.	358,010
2,962		Steel Dynamics, Inc.	278,576
5,688		United States Steel Corp.	115,808
		TOTAL	2,459,957
		Real Estate—3.1%
6,600		American Homes 4 Rent	210,804
1,300		American Tower Corp.	269,347
14,500		Brixmor Property Group, Inc.	308,995
4,309	[1]	Cushman & Wakefield PLC	49,769
2,200		EastGroup Properties, Inc.	344,718
7,700		EPR PPTYS	297,220
4,400		Equity Residential Properties Trust	277,288
1,400		Extra Space Storage, Inc.	248,416
5,700		Gaming and Leisure Properties, Inc.	285,684
6,600		Invitation Homes, Inc.	209,154

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
14,500		Kimco Realty Corp.	$ 310,010
9,000		Kite Realty Group Trust	176,760
6,300		National Retail Properties, Inc.	264,789
7,500		Pebblebrook Hotel Trust	120,300
1,250		Public Storage	387,188
6,500		Rexford Industrial Realty, Inc.	359,320
2,900		Ryman Hospitality Properties	257,868
20,000		Sunstone Hotel Investors, Inc.	223,000
9,100		UDR, Inc.	361,816
12,900		VICI Properties, Inc.	413,058
2,100		Welltower, Inc.	128,184
11,139	[1]	Zillow Group, Inc.	344,529
		TOTAL	5,848,217
		Utilities—1.3%
21,879		Exelon Corp.	844,311
16,821		NRG Energy, Inc.	746,852
1,149		Vistra Corp.	26,392
7,796		WEC Energy Group, Inc.	712,009
		TOTAL	2,329,564
		TOTAL COMMON STOCKS (IDENTIFIED COST $88,554,153)	93,397,077
		U.S. TREASURIES—10.0%
		U.S. Treasury Bond—1.5%
$ 610,000		United States Treasury Bond, 1.875%, 11/15/2051	373,225
1,200,000		United States Treasury Bond, 2.000%, 8/15/2051	759,368
880,000		United States Treasury Bond, 2.250%, 2/15/2052	592,800
775,000		United States Treasury Bond, 2.875%, 5/15/2052	603,942
375,000		United States Treasury Bond, 3.000%, 8/15/2052	301,421
50,000		United States Treasury Bond, 3.250%, 5/15/2042	42,384
225,000		United States Treasury Bond, 3.375%, 8/15/2042	194,563
		TOTAL	2,867,703
		U.S. Treasury Note—8.5%
800,000		United States Treasury Note, 1.250%, 12/31/2026	706,998
600,000		United States Treasury Note, 1.875%, 2/28/2027	543,006
2,090,000		United States Treasury Note, 1.875%, 2/15/2032	1,740,134
1,025,000		United States Treasury Note, 2.375%, 3/31/2029	918,821
800,000		United States Treasury Note, 2.500%, 3/31/2027	742,572
25,000		United States Treasury Note, 2.625%, 4/15/2025	23,934
570,000		United States Treasury Note, 2.625%, 5/31/2027	531,474
400,000		United States Treasury Note, 2.625%, 7/31/2029	363,353
725,000		United States Treasury Note, 2.750%, 4/30/2027	679,631
400,000		United States Treasury Note, 2.750%, 7/31/2027	374,092
500,000		United States Treasury Note, 2.750%, 5/31/2029	458,168
750,000		United States Treasury Note, 2.750%, 8/15/2032	671,942
850,000		United States Treasury Note, 2.875%, 4/30/2029	785,323
2,570,000		United States Treasury Note, 2.875%, 5/15/2032	2,331,493
400,000		United States Treasury Note, 3.000%, 6/30/2024	389,576
500,000		United States Treasury Note, 3.125%, 8/31/2027	476,110
1,050,000		United States Treasury Note, 3.125%, 8/31/2029	984,652
800,000		United States Treasury Note, 3.250%, 8/31/2024	781,866

Shares or Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Note—continued
$ 1,100,000		United States Treasury Note, 3.250%, 6/30/2029	$ 1,039,218
600,000		United States Treasury Note, 4.125%, 9/30/2027	596,951
700,000		United States Treasury Note, 4.250%, 9/30/2024	696,488
		TOTAL	15,835,802
		TOTAL U.S. TREASURIES (IDENTIFIED COST $20,789,972)	18,703,505
		CORPORATE BONDS—9.2%
		Basic Industry - Chemicals—0.0%
10,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	9,082
		Basic Industry - Metals & Mining—0.1%
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	12,650
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	99,814
20,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	20,444
		TOTAL	132,908
		Capital Goods - Aerospace & Defense—0.6%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	122,464
275,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	268,502
110,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	104,796
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	221,546
170,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	161,999
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	10,771
40,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.640% (3-month USLIBOR +1.735%), 2/15/2042	27,579
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	47,747
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	49,420
		TOTAL	1,014,824
		Capital Goods - Building Materials—0.1%
200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	191,220
		Capital Goods - Diversified Manufacturing—0.1%
60,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	50,094
175,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	132,887
		TOTAL	182,981
		Communications - Cable & Satellite—0.2%
300,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	237,011
145,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	86,403
15,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	12,157
10,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	8,769
		TOTAL	344,340
		Communications - Media & Entertainment—0.3%
30,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	28,079
500,000		Meta Platforms, Inc., Sr. Unsecd. Note, 144A, 4.450%, 8/15/2052	371,932
178,000		Paramount Global, Sr. Unsecd. Note, 4.750%, 5/15/2025	173,935
		TOTAL	573,946
		Communications - Telecom Wireless—0.1%
150,000		Crown Castle, International Corp., Sr. Unsecd. Note, 3.700%, 6/15/2026	139,359
		Communications - Telecom Wirelines—0.2%
12,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 9/15/2053	7,715
300,000		AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	200,172
11,000		AT&T, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2059	6,961
5,000		AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	4,316
150,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	118,111

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$ 90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	$ 76,124
	TOTAL	413,399
	Consumer Cyclical - Automotive—0.1%
10,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	11,671
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	133,394
10,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	9,711
	TOTAL	154,776
	Consumer Cyclical - Retailers—0.2%
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	146,578
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	237,675
15,000	CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	14,647
	TOTAL	398,900
	Consumer Cyclical - Services—0.2%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	196,578
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.800%, 12/5/2024	122,857
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	12,104
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	8,819
70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	66,763
15,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	13,532
	TOTAL	420,653
	Consumer Non-Cyclical - Food/Beverage—0.5%
30,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	27,156
300,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	274,367
140,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	129,008
80,000	General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	50,243
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	248,568
200,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	197,949
50,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	48,266
	TOTAL	975,557
	Consumer Non-Cyclical - Health Care—0.1%
135,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	113,307
180,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	140,664
	TOTAL	253,971
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	388,549
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	12,128
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	8,494
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	12,837
	TOTAL	422,008
	Energy - Independent—0.2%
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.900%, 2/1/2025	241,211
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	112,080
20,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	18,000
	TOTAL	371,291
	Energy - Integrated—0.5%
135,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	125,972
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	278,780
5,000	ConocoPhillips Co., Sr. Unsecd. Note, 4.025%, 3/15/2062	3,710
270,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	258,473

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$ 240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	$ 219,179
		TOTAL	886,114
		Energy - Midstream—0.3%
125,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	99,242
20,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.500%, 6/1/2027	19,479
115,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	110,160
75,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	74,307
10,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	8,597
170,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	160,528
20,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	19,912
40,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	37,122
5,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	3,995
70,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	58,536
		TOTAL	591,878
		Energy - Refining—0.0%
15,000		HF Sinclair Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	14,601
15,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	11,308
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	9,760
15,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	14,147
		TOTAL	49,816
		Financial Institution - Banking—1.8%
74,000		American Express Co., Sr. Unsecd. Note, 2.650%, 12/2/2022	73,911
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	280,332
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	191,496
15,000		Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	14,675
15,000		Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	14,400
20,000		Bank of New York Mellon, N.A., Sr. Unsecd. Note, 3.400%, 5/15/2024	19,507
165,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	128,743
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	237,354
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	157,599
300,000		Citigroup, Inc., Sr. Unsecd. Note, 3.785%, 3/17/2033	248,879
370,000		Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	365,345
15,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	13,936
30,000		Comerica, Inc., 3.800%, 7/22/2026	28,127
75,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	73,313
250,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	245,738
40,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.200%, 2/23/2023	39,780
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	274,388
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	147,170
10,000	[4]	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 10/1/2024	9,797
25,000	[4]	JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 8/1/2024	23,048
20,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	19,809
15,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	11,647
400,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	397,123
100,000		Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	78,017
15,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	14,950
15,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	14,425
15,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	14,926
10,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	8,132
45,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 3.102%, 1/17/2023	44,852

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 250,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	$ 184,640
10,000	Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	9,466
10,000	Westpac Banking Corp., Sub., Series GMTN, 4.322%, 11/23/2031	8,984
	TOTAL	3,394,509
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
80,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	75,749
70,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	64,105
	TOTAL	139,854
	Financial Institution - Finance Companies—0.1%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	147,271
	Financial Institution - Insurance - Health—0.2%
300,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	262,822
	Financial Institution - Insurance - Life—0.3%
400,000	AIA Group Ltd., Sub., 144A, 3.200%, 9/16/2040	258,927
15,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	13,876
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	12,933
250,000	MetLife, Inc., Sr. Unsecd. Note, 3.600%, 4/10/2024	244,575
15,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	15,846
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	9,895
50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	48,844
	TOTAL	604,896
	Financial Institution - Insurance - P&C—0.0%
10,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	8,070
55,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	39,413
	TOTAL	47,483
	Financial Institution - REIT - Apartment—0.1%
60,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	49,455
200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	141,305
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	63,140
	TOTAL	253,900
	Financial Institution - REIT - Healthcare—0.1%
185,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	163,795
	Financial Institution - REIT - Office—0.0%
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	64,016
	Financial Institution - REIT - Other—0.0%
75,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	73,869
	Food & Beverage—0.0%
15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	13,138
	Midstream—0.0%
10,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	9,243
	Technology—0.5%
30,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	29,668
10,000	Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	8,155
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	44,999
220,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.150%, 4/15/2032	184,433
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	16,868
240,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	239,754
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	95,527
265,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	256,267
7,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	4,741

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 8,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	$ 6,866
	TOTAL	887,278
	Technology Services—0.0%
5,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	4,161
	Transportation - Airlines—0.1%
30,000	Delta Air Lines, Inc., Sr. Unsecd. Note, 2.900%, 10/28/2024	28,400
110,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	109,463
	TOTAL	137,863
	Transportation - Railroads—0.1%
30,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	29,624
225,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 6/1/2026	207,865
	TOTAL	237,489
	Transportation - Services—0.2%
15,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	13,122
20,000	FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	16,340
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.750%, 6/9/2023	198,156
125,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	122,323
	TOTAL	349,941
	Utility - Electric—1.2%
200,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	126,238
90,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	77,334
70,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	58,189
300,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	271,976
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	104,077
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	157,846
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	186,749
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	97,966
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	28,976
300,000	Oncor Electric Delivery Co. LLC, Sec. Fac. Bond, 144A, 4.950%, 9/15/2052	269,484
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	228,405
175,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	161,866
300,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	226,800
170,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	167,445
	TOTAL	2,163,351
	Utility - Natural Gas—0.4%
65,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	64,529
445,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	435,971
230,000	ONE Gas, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2032	210,499
5,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	4,871
	TOTAL	715,870
	TOTAL CORPORATE BONDS (IDENTIFIED COST $19,466,676)	17,197,772
	ASSET-BACKED SECURITIES—1.5%
	Auto Receivables—0.5%
473,891	Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	472,343
400,000	Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	388,076
90,000	World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	82,731
	TOTAL	943,150
	Credit Card—0.2%
400,000	Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	350,526

Shares or Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—0.5%
$ 500,000		HPEFS Equipment Trust 2020-2A, Class C, 2.000%, 7/22/2030	$ 496,845
500,000		HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	466,360
		TOTAL	963,205
		Other—0.2%
450,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	427,654
		Student Loans—0.1%
238,665		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	202,610
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,052,121)	2,887,145
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.5%
		Commercial Mortgage—0.3%
190,000		Bank, Class A4, 3.488%, 11/15/2050	171,145
200,000		Commercial Mortgage Trust 2013-CR8, Class B, 3.916%, 6/10/2046	195,671
200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	181,809
		TOTAL	548,625
		Federal Home Loan Mortgage Corporation—0.2%
1,966		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	1,997
31,745		Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	30,647
350,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	321,837
		TOTAL	354,481
		Federal National Mortgage Association—0.0%
232		Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.748% (10-year Constant Maturity Treasury +48.285%, Cap 9.749%), 7/25/2023	233
330		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	322
		TOTAL	555
		Non-Agency Mortgage—0.0%
51	[4]	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.408%, 3/25/2031	49
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,002,052)	903,710
		MORTGAGE-BACKED SECURITIES—0.2%
		Federal Home Loan Mortgage Corporation—0.0%
22,371		Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	20,905
		Federal National Mortgage Association—0.2%
5,889		Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	5,969
658		Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	665
22,520		Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	21,159
39,558		Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	35,900
30,085		Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	29,179
13,302		Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	11,677
16,331		Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	14,325
11,566		Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	10,940
16,060		Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	14,912
8,753		Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	7,582
11,396		Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	10,207
13,956		Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	12,517
10,588		Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	9,025
8,404		Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	7,528
22,776		Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	19,850
10,282		Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	9,223
17,027		Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	16,971
19,639		Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	19,043

Shares or Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 23,748		Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	$ 20,831
24,393		Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	22,510
		TOTAL	300,013
		Government National Mortgage Association—0.0%
13,548		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	12,439
8,717		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	8,252
		TOTAL	20,691
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $379,359)	341,609
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
		Federal Home Loan Mortgage Corporation—0.2%
388,548		Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 10/25/2029 (IDENTIFIED COST $390,481)	336,225
		GOVERNMENT AGENCY—0.1%
		Federal National Mortgage Association—0.1%
250,000		Federal National Mortgage Association Notes, 0.625%, 4/22/2025 (IDENTIFIED COST $249,743)	227,012
		MUNICIPAL BOND—0.0%
30,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $33,078)	29,538
		EXCHANGE-TRADED FUND—5.3%
166,500	[2]	iShares MSCI EAFE ETF (IDENTIFIED COST $11,609,120)	9,875,115
		INVESTMENT COMPANIES—25.7%
19,889		Bank Loan Core Fund	172,839
350,296		Emerging Markets Core Fund	2,581,678
4,990,208		Federated Hermes Government Obligations Fund, Premier Shares, 2.94%[5]	4,990,208
17,884,112		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 3.08%[5]	17,873,381
177,465		High Yield Bond Core Fund	926,366
2,189,114		Mortgage Core Fund	17,841,282
421,990		Project and Trade Finance Core Fund	3,658,656
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $51,572,406)	48,044,410
		TOTAL INVESTMENT IN SECURITIES—102.6% (IDENTIFIED COST $197,099,161)	191,943,118
		OTHER ASSETS AND LIABILITIES - NET—(2.6)%[6]	(4,783,223)
		TOTAL NET ASSETS—100%	$187,159,895

At October 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
Euro-Bund Long Futures	12	$1,641,759	December 2022	$(78,567)
United States Treasury Long Bond Long Futures	2	$241,000	December 2022	$(30,755)
United States Treasury Notes 2-Year Long Futures	25	$5,109,570	December 2022	$(56,792)
United States Treasury Notes 5-Year Long Futures	16	$1,705,500	December 2022	$(57,642)
United States Treasury Notes 10-Year Ultra Long Futures	5	$579,922	December 2022	$(21,961)
United States Treasury Ultra Bond Long Futures	2	$255,313	December 2022	$(30,442)
Short Futures:
Euro-Schatz Short Futures	70	$7,397,494	December 2022	$78,835
United States Treasury Notes 10-Year Short Futures	16	$1,769,500	December 2022	$82,042
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(115,282)
The average notional value of long and short futures contracts held by the Fund throughout the period was $8,768,952 and $5,657,230, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2022, were as follows:
Affiliates	Value as of 7/31/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 10/31/2022	Shares Held as of 10/31/2022	Dividend Income
Bank Loan Core Fund	$174,026	$3,140	$—	$(4,327)	$—	$172,839	19,889	$3,142
Emerging Markets Core Fund	$2,048,880	$1,409,587	$(782,950)	$19,134	$(112,973)	$2,581,678	350,296	$27,368
Federated Hermes Government obligation fund*	$7,041,989	$78,172,382	$(80,224,163)	$—	$—	$4,990,208	4,990,208	$—
Federated Hermes Prime Value Obligation Fund	$21,788,196	$14,011,377	$(17,924,427)	$(1,051)	$(714)	$17,873,381	17,884,112	$120,552
High Yield Bond Core Fund	$1,960,618	$99,150	$(1,000,000)	$37,776	$(171,178)	$926,366	177,465	$26,743
Mortgage Core Fund	$15,133,883	$4,385,463	$—	$(1,678,064)	$—	$17,841,282	2,189,114	$134,393
Project and Trade Finance Core Fund	$3,586,221	$47,477	$—	$24,958	$—	$3,658,656	421,990	$47,472
TOTAL OF AFFILIATED TRANSACTIONS	$51,733,813	$98,128,576	$(99,931,540)	$(1,601,574)	$(284,865)	$48,044,410	26,033,074	$359,670

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of October 31, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$4,772,629	$4,990,208

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	Perpetual Bond Security. The maturity date reflects the next call date.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).

◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$90,197,349	$—	$—	$90,197,349
International	3,199,728	—	—	3,199,728
Debt Securities:
U.S. Treasuries	—	18,703,505	—	18,703,505
Corporate Bonds	—	17,197,772	—	17,197,772
Asset-Backed Securities	—	2,887,145	—	2,887,145
Collateralized Mortgage Obligations	—	903,710	—	903,710
Mortgage-Backed Securities	—	341,609	—	341,609
Commercial Mortgage-Backed Securities	—	336,225	—	336,225
Government Agencies	—	227,012	—	227,012
Municipal Bonds	—	29,538	—	29,538
Exchange-Traded Fund	9,875,115	—	—	9,875,115
Investment Companies[1]	44,385,754	—	—	48,044,410
TOTAL SECURITIES	$147,657,946	$40,626,516	$—	$191,943,118
Other Financial Instruments:[2]
Assets	$160,877	$—	$—	$160,877
Liabilities	(276,159)	—	—	(276,159)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(115,282)	$—	$—	$(115,282)

[1]
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $3,658,656 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above, but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

[2]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit